FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06619

Nuveen Insured New York Premium Income Municipal Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Jessica R. Droeger - Vice President and Secretary

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2004

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Insured New York Premium Income Municipal Fund

Insured New York Premium Income Municipal Fund

By

/s/ Jessica R. Droeger - Vice President and Secretary

Date

August 31, 2004